Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Commitments And Contingencies Disclosure [Line Items]
Operating lease, expenses	¥ 12,707	$ 1,994	¥ 16,584	¥ 16,380
Consulting Service for Lease Term within One Year
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment	¥ 0
Maximum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	5 years
Minimum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	1 year